CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY		Equity attributable to X Financial Cumulative effect of accounting change CNY (¥)	Equity attributable to X Financial CNY (¥)	Equity attributable to X Financial USD ($)	Common share Cumulative effect of accounting change CNY (¥) shares	Common share CNY (¥) shares	Common share USD ($) shares	Treasury stock CNY (¥)	Treasury stock USD ($)	Additional paid-in capital Cumulative effect of accounting change CNY (¥)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Retained earnings (Accumulated deficits) Cumulative effect of accounting change CNY (¥)	Retained earnings (Accumulated deficits) CNY (¥)	Retained earnings (Accumulated deficits) USD ($)	Accumulated other comprehensive income Cumulative effect of accounting change CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Non-controlling interests Cumulative effect of accounting change CNY (¥)	Non-controlling interests CNY (¥)	Cumulative effect of accounting change CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2019		¥ 4,348,616,608	¥ 4,365,859,186		¥ 201,240	¥ 201,240				¥ 2,987,363,137	¥ 2,987,363,137		¥ 1,293,951,429	¥ 1,311,194,007		¥ 67,100,802	¥ 67,100,802		¥ 1,246,482	¥ 1,246,482	¥ 4,349,863,090	¥ 4,367,105,668
Balance (in shares) at Dec. 31, 2019 | shares					320,667,943	320,667,943	320,667,943
Issuance of new shares						¥ 1,806					(1,806)
Exercise of share option			612,530								612,530											612,530
Cancellation of shares			(68,936)			(176)					(68,760)											(68,936)
Sharebased compensation			80,140,138								80,140,138											80,140,138
Net income			(1,308,502,575)											(1,308,502,575)						41,134		(1,308,461,441)
Foreign currency translation adjustments			(46,041,729)														(46,041,729)					(46,041,729)
Balance (Adoption of ASU 2016-13) at Dec. 31, 2020	[1]												¥ (17,242,578)
Balance at Dec. 31, 2020			3,074,756,036			¥ 202,870					3,068,045,239			(14,551,146)			21,059,073			1,287,616		3,076,043,652
Balance (in shares) at Dec. 31, 2020 | shares						323,117,943	323,117,943
Issuance of new shares						¥ 3,923					(3,923)
Issuance of new shares (in shares) | shares						2,700,000	2,700,000
Exercise of share option			2,959,511								2,959,511											2,959,511
Sharebased compensation			88,434,772								88,434,772											88,434,772
Acquisition of non-controlling interest			87,138								87,138									(1,287,138)		(1,200,000)
Net income			825,407,023											825,407,023						¥ (478)		825,406,545
Foreign currency translation adjustments			(14,749,519)														(14,749,519)					(14,749,519)
Balance at Dec. 31, 2021			3,976,894,961	$ 576,595,569		¥ 206,793	$ 29,982				3,159,522,737	$ 458,087,737		810,855,877	$ 117,563,051		6,309,554	$ 914,799				¥ 3,976,894,961	$ 576,595,569
Balance (in shares) at Dec. 31, 2021 | shares						329,117,943	329,117,943															329,117,943	329,117,943
Repurchase of common shares			(146,740,902)	(21,275,431)				¥ (146,740,902)	$ (21,275,431)													¥ (146,740,902)	$ (21,275,431)
Repurchase of common shares (in shares) | shares						(48,088,568)	(48,088,568)
Transfer to employee stock ownership plans								22,144,121	3,210,596		(22,144,121)
Transfer to employee stock ownership plans (in share) | shares						6,889,194	6,889,194
Issuance of new shares (in shares) | shares						6,000,000	6,000,000
Exercise of share option			277,342	40,211							277,342	40,211										¥ 277,342	$ 40,211
Exercise of share option (in shares) | shares																						123,602	123,602
Cancellation of shares (in shares) | shares						250,000	250,000
Sharebased compensation			53,537,815	7,762,254							53,537,815	7,762,254										¥ 53,537,815	$ 7,762,254
Net income			811,996,439	117,728,417										811,996,439	117,728,417							811,996,439	117,728,417
Gain from equity in affiliates			204,444	29,642													204,444	29,642				204,444	29,642
Foreign currency translation adjustments			57,084,593	8,276,488													57,084,593	8,276,488				57,084,593	8,276,488
Balance at Dec. 31, 2022			¥ 4,753,254,692	$ 689,157,150		¥ 206,793	$ 29,982	¥ (124,596,781)	$ (18,064,835)		¥ 3,191,193,773	$ 462,679,606		¥ 1,622,852,316	$ 235,291,468		¥ 63,598,591	$ 9,220,929				¥ 4,753,254,692	$ 689,157,150
Balance (in shares) at Dec. 31, 2022 | shares						287,918,569	287,918,569															287,918,569	287,918,569

[1]	The Group adopted ASU 2016-13 on January 1, 2020. See Note 2 (Summary of Significant Accounting Policies) for more information.